Note 18 - Intangible assets - Other Intangible Assets - Changes Over the Period - Reconciliation Of Changes In Intangible Assets Other Than GoodWill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets and Goodwill Abstract
Other Assets At The Beginning	€ 2,134,000,000	€ 2,402,000,000	€ 2,849,000,000
Additions Other Than Through Business Combinations In tangible Assets Other Than Goodwill	533,000,000	552,000,000	564,000,000
Amortization in the year	(620,000,000)	(614,000,000)	(694,000,000)
Exchange differences and other	(25,000,000)	(123,000,000)	(305,000,000)
Impairment loss recognised in profit or loss intangible assets and goodwill	(12,000,000)	(83,000,000)	(12,000,000)
Other Assets At The End	€ 2,010,000,000	€ 2,134,000,000	€ 2,402,000,000